Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities:
Profit before tax	¥ 1,207,789	¥ 1,261,876	¥ 676,464
Adjustments for:
(Gains) losses on financial assets at fair value through profit or loss and investment securities	(187,170)	21,963	(69,521)
Foreign exchange gains	(1,494,145)	(684,581)	(666,606)
Provision for loan losses	222,894	138,176	269,060
Depreciation and amortization	338,521	322,337	321,205
Share of post-tax (profit) loss of associates and joint ventures	(160,370)	(87,428)	10,838
Net changes in assets and liabilities:
Net decrease of term deposits with original maturities over three months	1,088,493	951,419	733,091
Net (increase) decrease of call loans and bills bought	517,417	(3,673,298)	713,266
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed	(2,693,143)	568,865	696,588
Net increase of loans and advances	(9,099,523)	(6,895,665)	(6,144,509)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	198,149	1,018,634	1,646,826
Net increase of deposits	7,921,341	9,574,826	6,097,718
Net increase (decrease) of call money and bills sold	550,540	1,433,307	(267,746)
Net increase (decrease) of repurchase agreements and cash collateral on securities lent	2,079,860	(2,583,712)	1,376,865
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	662,503	(5,286,295)	886,167
Income taxes paid—net	(200,183)	(386,659)	(268,730)
Other operating activities—net	83,657	(933,671)	(909,783)
Net cash and cash equivalents provided by (used in) operating activities	1,036,630	(5,239,906)	5,101,193
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(33,509,657)	(30,516,914)	(34,468,950)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	13,848,481	17,653,233	18,191,505
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	19,493,790	18,975,571	14,236,933
Acquisitions of subsidiaries and businesses, net of cash and cash equivalents acquired	(9,993)		(215,694)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed	71,451
Investments in associates and joint ventures	(350,938)	(57,464)	(134,183)
Proceeds from sales of investments in associates and joint ventures	939	23,211	2,922
Purchases of property, plant and equipment	(119,710)	(87,989)	(81,367)
Purchases of intangible assets	(242,877)	(199,122)	(194,836)
Proceeds from sales of property, plant and equipment	1,964	8,740	280
Other investing activities—net	(4)	(2)	(1)
Net cash and cash equivalents provided by (used in) investing activities	(816,554)	5,799,264	(2,663,391)
Financing Activities:
Redemption of subordinated borrowings	(30,000)	(48,000)	(15,000)
Proceeds from issuance of subordinated bonds	274,551	99,984	95,533
Redemption of subordinated bonds			(382,600)
Payments for the principal portion of lease liabilities	(94,574)	(90,601)	(95,816)
Proceeds from issuance of other equity instruments	698,552	116,940	79,955
Redemption of other equity instruments		(85,000)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(348,010)	(301,600)	(274,058)
Dividends paid to non-controlling interest shareholders	(4,612)	(2,627)	(629)
Coupons paid to other equity instruments holders	(13,763)	(11,310)	(10,731)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(211,217)	(138,507)	246
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	(2,010)	217	5,120
Transactions with non-controlling interest shareholders—net	(102,733)	956	119
Net cash and cash equivalents provided by (used in) financing activities	166,184	(459,548)	(597,861)
Effect of exchange rate changes on cash and cash equivalents	1,707,311	900,472	955,315
Net increase of cash and cash equivalents	2,093,571	1,000,282	2,795,256
Cash and cash equivalents at beginning of period	75,344,235	74,343,953	71,548,697
Cash and cash equivalents at end of period	77,437,806	75,344,235	74,343,953
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	6,073,451	3,639,559	1,943,386
Interest paid	¥ 3,902,048	¥ 1,793,559	¥ 300,683